CERTIFICATION
                                  -------------




      Pursuant to Rule 497(j), American Pension Investors Trust (1933 Act File No. 002-96538, 1940 Act File No. 811-04262) ("Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information ("SAI") used with respect to the Registrant does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 34 ("Amendment No. 34") to the Registrant's Registration Statement on Form N-1A and (b) that Amendment No. 34 was filed electronically.





                                          American Pension Investors Trust



Dated:  October 7, 2003                   By:   /s/ CHARLES D. FOSTER
                                                --------------------------------
                                          Charles D. Foster
                                          Chief Financial Officer